Loans - Schedule of Outstanding Balances of Loans (Details) - Short-Term Debt [Member] ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)		Jun. 30, 2025 USD ($)
Short-term loan
Balance, Short-term loan	¥ 80,863		¥ 74,443		$ 11,288
Long-term loan-current portion
Balance, Long-term loan current	200		7,190		28
Long-term loan
Balance, Long-term loan	4,700		4,800		656
Industrial Bank Jilin Branch [Member]
Short-term loan
Balance, Short-term loan	¥ 5,000	[1]	¥ 5,000	[2]	$ 698	[1]
Maturity Date, Short-term loan	Aug. 01, 2025	[1]	Mar. 25, 2025	[2]
Effective Interest Rate, Short-term loan	4.30%		4.35%		4.30%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	[1]	Collateral: buildings and land use right	[2]
Long-term loan-current portion
Balance, Long-term loan current	¥ 200	[3]	¥ 6,990	[4]	$ 28	[3]
Maturity Date, Long-term loan current	Nov. 05, 2027	[3]	Apr. 10, 2025	[4]	Nov. 05, 2027	[3]
Effective Interest Rate, Long-term loan current	4.00%		4.90%		4.00%
Collateral/Guarantee, Long-term loan current	Collateral: buildings and land use right	[3]	Collateral: buildings and land use right	[4]
Long-term loan
Maturity Date, Long-term loan	Nov. 05, 2027	[3]	Apr. 10, 2025	[4]	Nov. 05, 2027	[3]
Effective Interest Rate, Long-term loan	4.00%		4.90%		4.00%
Collateral/Guarantee, Long-term loan	Collateral: buildings and land use right	[3]	Collateral: buildings and land use right	[4]
Industrial Bank Jilin Branch One [Member]
Short-term loan
Balance, Short-term loan	¥ 8,000	[5]	¥ 21,900	[6]	$ 1,117	[5]
Maturity Date, Short-term loan	Dec. 10, 2025	[5]	Mar. 25, 2025	[6]
Effective Interest Rate, Short-term loan	4.30%		4.35%		4.30%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	[5]	Collateral: buildings and land use right	[6]
Long-term loan-current portion
Balance, Long-term loan current			¥ 200	[3]
Maturity Date, Long-term loan current	Nov. 05, 2027	[3]	Nov. 05, 2027	[3]	Nov. 05, 2027	[3]
Effective Interest Rate, Long-term loan current	4.00%		4.00%		4.00%
Collateral/Guarantee, Long-term loan current	Collateral: buildings and land use right	[3]	Collateral: buildings and land use right	[3]
Long-term loan
Balance, Long-term loan	¥ 4,700	[3]			$ 656	[3]
Maturity Date, Long-term loan	Nov. 05, 2027	[3]	Nov. 05, 2027	[3]	Nov. 05, 2027	[3]
Effective Interest Rate, Long-term loan	4.00%		4.00%		4.00%
Collateral/Guarantee, Long-term loan	Collateral: buildings and land use right	[3]	Collateral: buildings and land use right	[3]
Industrial Bank Hong Kong Branch [Member]
Short-term loan
Balance, Short-term loan	¥ 20,963	[7]	¥ 19,543	[7]	$ 2,926	[7]
Maturity Date, Short-term loan	Nov. 25, 2025	[7]	Nov. 25, 2025	[7]
Effective Interest Rate, Short-term loan	3.15%		3.15%		3.15%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	[7]	Collateral: buildings and land use right	[7]
Industrial Bank Jilin Branch Two [Member]
Short-term loan
Balance, Short-term loan	¥ 21,900	[8]	¥ 5,000	[9]	$ 3,056	[8]
Maturity Date, Short-term loan	Mar. 23, 2026	[8]	May 12, 2025	[9]
Effective Interest Rate, Short-term loan	4.20%		4.30%		4.20%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	[8]	Collateral: buildings and land use right	[9]
Long-term loan-current portion
Maturity Date, Long-term loan current			Nov. 05, 2027	[3]
Effective Interest Rate, Long-term loan current			4.00%
Collateral/Guarantee, Long-term loan current			Collateral: buildings and land use right	[3]
Long-term loan
Balance, Long-term loan			¥ 4,800	[3]
Maturity Date, Long-term loan			Nov. 05, 2027	[3]
Effective Interest Rate, Long-term loan			4.00%
Collateral/Guarantee, Long-term loan			Collateral: buildings and land use right	[3]
Industrial Bank Jilin Branch Three [Member]
Short-term loan
Balance, Short-term loan	¥ 5,000	[10]	¥ 5,000	[1]	$ 698	[10]
Maturity Date, Short-term loan	Mar. 30, 2026	[10]	Aug. 01, 2025	[1]
Effective Interest Rate, Short-term loan	4.20%		4.30%		4.20%
Collateral/Guarantee, Short-term loan	Collateral: buildings and land use right	[10]	Collateral: buildings and land use right	[1]
China Minsheng Bank Jilin Branch [Member]
Short-term loan
Balance, Short-term loan	¥ 3,000	[11]	¥ 3,000	[12]	$ 419	[11]
Maturity Date, Short-term loan	Sep. 09, 2025	[11]	Jan. 08, 2025	[12]
Effective Interest Rate, Short-term loan	3.85%		3.85%		3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.	[11]	Guarantee: Jilin Zhengye Group Co., Ltd.	[12]
China Minsheng Bank Jilin Branch One [Member]
Short-term loan
Balance, Short-term loan	¥ 1,990	[13]	¥ 2,010	[14]	$ 278	[13]
Maturity Date, Short-term loan	Sep. 18, 2025	[13]	Feb. 05, 2025	[14]
Effective Interest Rate, Short-term loan	3.85%		3.85%		3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.	[13]	Guarantee: Jilin Zhengye Group Co., Ltd.	[14]
China Minsheng Bank Jilin Branch Two [Member]
Short-term loan
Balance, Short-term loan	¥ 3,000	[15]	¥ 3,000	[11]	$ 419	[15]
Maturity Date, Short-term loan	Feb. 06, 2026	[15]	Sep. 09, 2025	[11]
Effective Interest Rate, Short-term loan	3.85%		3.85%		3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.	[15]	Guarantee: Jilin Zhengye Group Co., Ltd.	[11]
China Minsheng Bank Jilin Branch Three [Member]
Short-term loan
Balance, Short-term loan	¥ 2,010	[16]	¥ 1,990	[13]	$ 281	[16]
Maturity Date, Short-term loan	Feb. 21, 2026	[16]	Sep. 18, 2025	[13]
Effective Interest Rate, Short-term loan	3.85%		3.85%		3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.	[16]	Guarantee: Jilin Zhengye Group Co., Ltd.	[13]
Bank of Jilin [Member]
Short-term loan
Balance, Short-term loan	¥ 10,000	[17]			$ 1,396	[17]
Maturity Date, Short-term loan	Mar. 24, 2026	[17]
Effective Interest Rate, Short-term loan	3.85%				3.85%
Collateral/Guarantee, Short-term loan	Guarantee: Jilin Zhengye Group Co., Ltd.	[17]
Industrial Bank Jilin Branch Four [Member]
Short-term loan
Balance, Short-term loan			¥ 8,000	[5]
Maturity Date, Short-term loan			Dec. 10, 2025	[5]
Effective Interest Rate, Short-term loan			4.30%
Collateral/Guarantee, Short-term loan			Collateral: buildings and land use right	[5]

[1]	On August 7, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from August 7, 2024 to August 1, 2025. The loan bears a fixed annual interest rate of 4.30%. As of June 30, 2025, the remaining balance was RMB5,000 (US$698).
[2]	On March 28, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from March 28, 2024 to March 25, 2025. The loan bears a fixed annual interest rate of 4.35%. Jilin Zhengye fully repaid the loan on March 25, 2025.
[3]	On November 8, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from November 8, 2024 to November 5, 2027. The loan bears a fixed annual interest rate of 4.00%. Jilin Zhengye repaid RMB100 of the loan in accordance with the agreed repayment plan on March 21, 2025. As of June 30, 2025, the remaining balance was RMB4,900 (US$684).
[4]	On April 8, 2022, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB9,990 from April 11, 2022 to April 10, 2025. The loan bears a fixed annual interest rate of 4.90%. Jilin Zhengye fully repaid the loan on April 1, 2025.
[5]	On December 10, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB8,000 from December 11, 2024 to December 10, 2025. The loan bears a fixed annual interest rate of 4.30%. As of June 30, 2025, the remaining balance was RMB8,000 (US$1,117).
[6]	On March 28, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB21,900 from March 28, 2024 to March 25, 2025. The loan bears a fixed annual interest rate of 4.35%. Jilin Zhengye fully repaid the loan on March 25, 2025.
[7]	On November 29, 2024, Jilin Zhengye obtained a working capital loan of JPY422.7 million (approximately RMB20.2 million) from Industrial Bank Hong Kong Branch (“the JPY Loan”), with a floating interest rate of Tokyo Overnight Average rate plus 0.65% payable on monthly basis. The maturity date of the JPY Loan is November 25, 2025.
[8]	On March 25, 2025, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB21,900 from March 25, 2025 to March 23, 2026. The loan bears a fixed annual interest rate of 4.20%. As of June 30, 2025, the remaining balance was RMB21,900 (US$3,056).
[9]	On May 13, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from May 13, 2024 to May 12, 2025. The loan bears a fixed annual interest rate of 4.30%. Jilin Zhengye fully repaid the loan on April 1, 2025.
[10]	On March 31, 2025, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from March 31, 2025 to March 30, 2026. The loan bears a fixed annual interest rate of 4.20%. As of June 30, 2025, the remaining balance was RMB5,000 (US$698).
[11]	On September 9, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from September 9, 2024 to September 9, 2025. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB3,000 (US$419).
[12]	On January 8, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from January 8, 2024 to January 8, 2025. The loan bears a fixed annual interest rate of 3.85%. Jilin Zhengye fully repaid the loan on January 8, 2025.
[13]	On September 18, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB1,990 from September 18, 2024 to September 18, 2025. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB1,990 (US$278).
[14]	On February 5, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB2,010 from February 5, 2024 to February 5, 2025. The loan bears a fixed annual interest rate of 3.85%. Jilin Zhengye fully repaid the loan on January 8, 2025.
[15]	On February 6, 2025, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from February 6, 2025 to February 6, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB3,000 (US$419).
[16]	On February 21, 2025, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB2,010 from February 21, 2025 to February 21, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB2,010 (US$281).
[17]	On March 25, 2025, Jilin Zhengye entered into a bank loan agreement with Bank of Jilin to borrow RMB10,000 from March 28, 2025 to March 24, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB10,000 (US$1,396).